BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
BALANCE SHEETS
Number of units outstanding	9,965,000	9,965,000	9,965,000
Redemption value per unit	$ 2.84	$ 2.68	$ 2.47
Series A units authorized	245,300	245,300	245,300
Series A units issued	245,300	245,300	245,300
Series A units outstanding	245,300	245,300	245,300
Series B units authorized	321,593,463	321,593,463	321,593,463
Series B units issued	9,906,827	9,906,827	9,590,106
Series B units outstanding	9,906,827	9,906,827	9,590,106
Series C units authorized	1,748,264	1,748,264	1,748,264
Series C units issued	1,584,327	1,584,327	1,336,067
Series C units outstanding	1,584,327	1,584,327	1,336,067